Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Short term borrowings and bank overdrafts	$ (552)	$ (717)
Medium and long-term borrowings	(14,624)	(16,913)
Short term borrowings, fair value	(552)	(706)
Medium and long term borrowings, fair value	$ (16,385)	$ (18,437)